Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Document and entity information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-33910
Entity Registrant Name	ATA Creativity Global
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Rm.507, Bldg. 3, BinhuZhuoyueCheng,
Entity Address, Address Line Two	WenhuaKechuangYuan, Huayuan Blvd. 365,
Entity Address, Address Line Three	Baohe
Entity Address, City or Town	Hefei, Anhui
Entity Address, Postal Zip Code	230051
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares, each representingtwo common shares, par value $0.01 per share
Trading Symbol	AACG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	63,995,782
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001420529
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	3487	3487	1186
Auditor Name	Audit Alliance LLP	Audit Alliance LLP	KPMG Huazhen LLP
Auditor Location	Singapore, Singapore	Singapore, Singapore	Beijing, China
Business Contact
Document and entity information
Contact Personnel Name	Ruobai Sima
Entity Address, Address Line One	c/o 1/F East Gate, Building No. 2, Jian Wai Soho
Entity Address, Address Line Two	No. 39 Dong San Huan Zhong Road
Entity Address, Address Line Three	Chao Yang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
Country Region	86
City Area Code	10
Local Phone Number	6518-1133
Contact Personnel Fax Number	8610-5869-8106